Commitments and Contingencies (Details Narrative) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease	¥ 1.0	¥ 1.0